EARNINGS PER SHARE (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Basic:
Net income available to stockholders	$ 32,378	$ 38,952	$ 185,836
Diluted:
Net income available to stockholders	32,378	38,952	185,836
Interest paid on convertible bonds	3,068	1,172	4,688
Net income available to stockholders, diluted	$ 35,446	$ 40,124	$ 190,524
Basic earnings per share:
Weighted average number of common shares outstanding	85,248	79,127	80,594
Diluted earnings per share:
Weighted average number of common shares outstanding	85,248	79,127	80,594
Effect of dilutive share options	44	45	168
Effect of dilutive convertible debt	21,701	5,106	5,106
Weighted average number of diluted common shares outstanding	106,993	84,278	85,868